HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

033-19946          HV-1524 - Group Variable Annuity Contracts

Supplement dated October 7, 2015 to your Prospectus

INVESTMENT ADVISER CHANGE

Effective October 2, 2015, FMR Co., Inc. replaced Strategic Advisers, Inc. as the investment adviser for the following Funds:

Fidelity® VIP Freedom 2015 Portfolio - Service Class 2

Fidelity® VIP Freedom 2020 Portfolio - Service Class 2

Fidelity® VIP Freedom 2025 Portfolio - Service Class 2

Fidelity® VIP Freedom 2030 Portfolio - Service Class 2

Fidelity® VIP Freedom 2035 Portfolio - Service Class 2

Fidelity® VIP Freedom 2040 Portfolio - Service Class 2

Fidelity® VIP Freedom 2045 Portfolio - Service Class 2

Fidelity® VIP Freedom 2050 Portfolio - Service Class 2

Fidelity® VIP Freedom Income Portfolio - Service Class 2

Fidelity® VIP FundsManager 20% Portfolio - Service Class 2

Fidelity® VIP FundsManager 50% Portfolio - Service Class 2

Fidelity® VIP FundsManager 60% Portfolio - Service Class 2

Fidelity® VIP FundsManager 70% Portfolio - Service Class 2

Fidelity® VIP FundsManager 85% Portfolio - Service Class 2

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE